Segment Reporting (Details)	12 Months Ended
Sep. 30, 2025 segment
Segment Reporting [Line Items]
Chief operating decision maker	Chief Executive Officer [Member]
Segment reporting description of CODM	As the CODM assesses performance for the Company and determines how to allocate resources based on consolidated net income (loss) as reported in the consolidated statements of income and comprehensive (loss) income, the Company considers itself to have a single operating segment and, therefore, only one reportable segment.
Operating segment	1
Reportable segment	1